Stock-Based Compensation - Summary of Stock Options Activity (Detail) - MGM China Plan [Member] shares in Thousands	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding at the beginning of the period (in shares) | shares	35,058
Granted (in shares) | shares	16,546
Exercised (in shares) | shares	(20)
Forfeited or expired (in shares) | shares	(2,373)
Outstanding at the end of the period (in shares) | shares	49,211
Vested and expected to vest at the end of the period (in shares) | shares	46,659
Exercisable at the end of the period (in shares) | shares	18,013
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 2.85
Granted (in dollars per share) | $ / shares	1.84
Exercised (in dollars per share) | $ / shares	2.01
Forfeited or expired (in dollars per share) | $ / shares	2.24
Outstanding at the end of the period (in dollars per share) | $ / shares	2.54
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares	2.54
Exercisable at the end of the period (in dollars per share) | $ / shares	$ 2.42
Outstanding at the end of the period	7 years 11 months 12 days
Vested and expected to vest at the end of the period	7 years 10 months 21 days
Exercisable at the end of the period	6 years 2 months 27 days